Share-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 16, 2020	Jun. 25, 2019	Jun. 22, 2018
Weighted average grant date fair value of the share options	$ 5.28	$ 3.1	$ 9.45
Total intrinsic value of share options exercised	$ 18,299,428	$ 33,356,308	$ 77,265,474
Total unrecognized compensation expense	$ 22,266,749
Weighted average period for un recognized compensation costs to be recognized	1 year 1 month 24 days
Share-based Payment Arrangement, Expense	$ 17,929,842	$ 26,690,970	$ 43,939,447
Twenty Twenty equity incentive plan [Member]
Common stock reserved for future issuance	3,756,617
Employee award vesting rights percentage	25.00%
Employee award vesting requisite service period	4 years
Percentage of Ordinary Shares issued and outstanding	2.00%
Twenty Eighteen Share Incentive Plan [Member]
Common stock reserved for future issuance				15,000,000	15,000,000	11,733,506
Employee award vesting rights percentage	25.00%
Employee award vesting requisite service period	4 years